Intangible Assets other than Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Summary of Intangible Asset Explanatory
(1)	Intangible assets as of December 31, 2020 and 2021 are as follows:

		2020
		Acquisition cost	Government grants	Accumulated amortization	Accumulated impairment losses	Book value
		In millions of won
Software	￦	775,667	(136)	(623,504)	—	152,027
Licenses and franchises		547	—	(547)	—	—
Copyrights, patents rights and other industrial rights		101,866	—	(49,772)	(9,178)	42,916
Mining rights		604,703	—	(34,062)	(528,251)	42,390
Development expenditures		958,035	(5,043)	(862,850)	(19)	90,123
Intangible assets under development		79,862	(7,203)	—	(12,844)	59,815
Usage rights of donated assets and other		592,930	—	(408,455)	—	184,475
Leasehold rights		27,843	—	(21,503)	—	6,340
Greenhouse gas emissions rights		61,373	—	—	—	61,373
Others		566,200	(75)	(137,843)	(12,011)	416,271

	￦	3,769,026	(12,457)	(2,138,536)	(562,303)	1,055,730

		2021
		Acquisition cost	Government grants	Accumulated amortization	Accumulated impairment losses	Book value
		In millions of won
Software	￦	867,185	(91)	(704,589)	—	162,505
Copyrights, patents rights and other industrial rights		103,428	—	(59,063)	(9,178)	35,187
Mining rights		623,122	—	(39,803)	(541,417)	41,902
Development expenditures		978,768	(3,820)	(905,805)	(19)	69,124
Intangible assets under development		94,275	(7,326)	—	(12,845)	74,104
Usage rights of donated assets and others		592,870	—	(423,087)	—	169,783
Leasehold rights		28,185	—	(22,337)	—	5,848
Greenhouse gas emissions rights		78,137	—	—	—	78,137
Others		574,957	(71)	(155,404)	(11,995)	407,487

	￦	3,940,927	(11,308)	(2,310,088)	(575,454)	1,044,077

Summary of Changes in Intangible Assets
(2)	Changes in intangible assets for the years ended December 31, 2020 and 2021 are as follows:

		2020
		Beginning balance	Acquisition	Disposal	Amortization	Impairment	Others	Ending balance
		In millions of won
Software	￦	164,995	14,101	—	(77,501)	—	50,568	152,163
(Government grants)		(235)	—	—	99	—	—	(136)
Copyrights, patents rights and other industrial rights		53,261	369	(390)	(8,352)	—	(1,972)	42,916
Mining rights		43,723	1,664	—	(4,380)	—	1,383	42,390
Development expenditures		93,843	10,273	—	(32,034)	—	23,084	95,166
(Government grants)		(1,492)	—	—	1,453	—	(5,004)	(5,043)
Intangible assets under development		60,490	53,638	—	—	(23)	(47,087)	67,018
(Government grants)		(11,029)	—	—	—	—	3,826	(7,203)
Usage rights of donated assets and other		193,161	—	—	(18,448)	—	9,762	184,475
Leasehold rights		5,318	—	—	(831)	—	1,853	6,340
Greenhouse gas emissions rights		41,656	37,109	(9,271)	—	—	(8,121)	61,373
Others		426,364	3,217	(46)	(30,476)	(3,576)	20,863	416,346
(Government grants)		(79)	—	—	4	—	—	(75)

	￦	1,069,976	120,371	(9,707)	(170,466)	(3,599)	49,155	1,055,730

		2021
		Beginning balance	Acquisition	Disposal	Amortization	Impairment	Others	Ending balance
		In millions of won
Software	￦	152,163	18,834	(1)	(77,881)	—	69,481	162,596
(Government grants)		(136)	—	—	64	—	(19)	(91)
Copyrights, patents rights and other industrial rights		42,916	166	(131)	(7,771)	—	7	35,187
Mining rights		42,390	1,022	—	(3,526)	—	2,016	41,902
Development expenditures		95,166	309	—	(37,033)	—	14,502	72,944
(Government grants)		(5,043)	—	—	1,439	—	(216)	(3,820)
Intangible assets under development		67,018	51,988	—	—	—	(37,576)	81,430
(Government grants)		(7,203)	—	—	—	—	(123)	(7,326)
Usage rights of donated assets and others		184,475	—	—	(13,594)	—	(1,098)	169,783
Leasehold rights		6,340	—	—	(834)	—	342	5,848
Greenhouse gas emissions rights		61,373	78,091	—	(31)	—	(61,296)	78,137
Others		416,346	2,229	—	(26,998)	14	15,967	407,558
(Government grants)		(75)	—	—	4	—	—	(71)

	￦	1,055,730	152,639	(132)	(166,161)	14	1,987	1,044,077

Summary of Significant Specific Intangible Assets
(3)	Significant specific intangible assets as of December 31, 2020 and 2021 are as follows:

2020
Type	Description	Currency	Amount	Remaining useful lives
	In millions of won and thousands of Australian dollars
Software	ERP system and others	KRW	81	2 months ~ 4 months
Copyrights, patents rights and other industrial rights	Smart technology verification and standard design project conducting right	KRW	4,936	1 year and 9 months
	Contributions to ARP NRC DC	KRW	29,219	7 years
Mining rights	Mining rights of Bylong mine	AUD	—	— (*)
Development expenditures	Electricity sales information system	KRW	8,229	1 year and 2 months
Usage rights of donated assets and others	Sejong Haengbogdosi sharing charge	KRW	26,847	5 years and 11 months
	Dangjin power plant load facility usage right	KRW	1,574	3 months
	Right of use electricity and gas supply facility (Community district of Songdo)	KRW	10,016	9 years and 6 months
Others	Occupancy and use of public waters	KRW	87,035	16 years and 1 month
	Greenhouse gas emissions rights	KRW	61,373	—
	Business rights	KRW	166,207	28 years and 11 months

(*)	The carrying amount of mining rights is nil, because KEPCO Australia Pty., Ltd. and KEPCO Bylong Australia Pty., Ltd. had recognized impairment losses in full.

2021
Type	Description	Currency	Amount	Remaining useful lives
	In millions of won and thousands of Australian dollars
Software	DAS MS-SQL CORE license	KRW	3,817	2 years and 8 months
Copyrights, patents rights and other industrial rights	Smart technology verification and standard design project conducting right	KRW	1,851	9 months
	Contributions to ARP NRC DC	KRW	25,045	6 years
Mining rights	Mining rights of Bylong mine	AUD	—	—(*)
Usage rights of donated assets and others	Sejong Haengbogdosi sharing charge	KRW	22,310	4 years and 11 months
	Right of use electricity and gas supply facility (Community district of Songdo)	KRW	8,962	8 years and 6 months
Others	Occupancy and use of public waters	KRW	81,623	15 years and 1 month
	Greenhouse gas emissions rights	KRW	78,137	—
	Business rights	KRW	160,459	27 years and 11 months

(*)	The carrying amount of mining rights is nil, because KEPCO Australia Pty., Ltd. and KEPCO Bylong Australia Pty., Ltd. had recognized impairment losses in full.

Summary of Recognized Research and Development Expenses	For the years ended December 31, 2019, 2020 and 2021, the Company recognized research and development expenses of ￦ 735,715 million, ￦ 700,642 million and ￦ 689,397 million, respectively.